Manager
Securities Operations

20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

03056161

CERTNYS

1-11229

NYSE

May 14, 2003

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 – STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

PROCESSED
MAY 15 2003
THOMSON
FINANCIAL

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, MISSISSIPPI POWER COMPANY, Series E 5 5/8% Senior Notes due May 1, 2033 and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on May 14, 2003. Tentative listing date – May 16, 2003.

Sincerely,

Parat Madho